Nature of Expenses - Summary of Detailed Information about Expenses by Nature (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of expenses [abstract]
Gain on curtailment of defined benefit pension and other post-retirement benefit plans	$ 157